GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 11,180
2023	10,585
2024	9,509
2025	8,237
2026	6,763
Thereafter	11,586
Net Carrying Amount	$ 57,860	$ 65,634